Shareholders' Equity - Additional Information (Details) - Ordinary Shares - € / shares	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Number of shares authorised	182,721,369	182,721,369
Number of shares outstanding	182,721,369	182,721,369	182,721,369	182,721,369
Nominal value	€ 1	€ 1